Capital Stock - Summary of Option Activity (Detail) - USD ($) $ / shares in Units, shares in Thousands, $ in Millions	12 Months Ended
	Feb. 28, 2018	Feb. 28, 2017	Feb. 29, 2016
Number (000’s)
Options Outstanding, Number, Beginning Balance	1,623	1,474	1,486
Granted during the year, Number		673	772
Exercised during the year, Number	(536)	(131)	(402)
Forfeited/cancelled/expired during the year, Number	(225)	(393)	(382)
Options Outstanding, Number, Ending Balance	862	1,623	1,474
Stock options vested and expected to Vest, Number	834
Exercisable, Number	411
Weighted Average Exercise Price
Beginning balance (usd per share)	$ 7.46	$ 7.01	$ 9.34
Granted during the year (usd per share)		7.96	6.30
Exercised during the year (usd per share)	7.31	6.14	6.09
Forfeited/cancelled/expired during the year (usd per share)	7.68	7.44	14.45
Ending balance (usd per share)	7.57	$ 7.46	$ 7.01
Vested and expected to vest (usd per share)	7.58
Exercisable (usd per share)	$ 7.69
Additional Disclosures [Abstract]
Average Remaining Contractual Life in Years	3 years 5 months 12 days
Stock options vested and expected to vest, Average Remaining Contractual Life in Years	3 years 5 months 5 days
Exercisable, Weighted Average Remaining Contractual Term	2 years 10 months 6 days
Aggregate Intrinsic Value	$ 4
Stock Options Vested and Expected to Vest, Aggregate Intrinsic Value	4
Exercisable, Aggregate Intrinsic Value	$ 2